Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings
BORROWINGS

13. BORROWINGS

Borrowings consist of the following (dollars in thousands):

	December 31, 2011		December 31, 2010		December 31, 2009		For the year 2011
	Outstanding Balance	Rate	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$3,500	0.10%	$3,314	0.10%	$3,207	0.10%	$3,034	0.10%

Short-term borrowings - Federal Home Loan Bank overnight advances	—		—		—		255	0.45%

Long-term debt - Note payable to Federal Home Loan Bank	—		—		5,000	2.75%	—

	$3,500	0.10%	$3,314	0.10%	$8,207	1.71%	$3,289	0.13%

The maximum balance of short-term borrowings at any month-end during 2011 was $3,800,000.

The Bank has repurchase agreements with several of its depositors, under which customers' funds are invested daily into an interest bearing account. These funds are carried by the Company as short-term debt. It is the Company's policy to have repurchase agreements collateralized 100% by U.S. Government securities. As of December 31, 2011, the securities that serve as collateral for securities sold under agreements to repurchase had a fair value of $4,633,000. The interest rate paid on these funds is variable and subject to change daily.

The Bank's maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB") is $118,683,000, with no balance outstanding as of December 31, 2011. In order to borrow an amount in excess of $20,761,000, the FHLB would require the Bank to purchase additional FHLB Stock. The FHLB is a source of both short-term and long-term funding. The Bank must maintain sufficient qualifying collateral to secure all outstanding advances.

The Bank has entered into an agreement under which it can borrow up to $20,000,000 from the FHLB in their Open RepoPlus product. There were no borrowings under this agreement as of any of the dates covered in these consolidated financial statements. There is no expiration date on the current agreement.

The Bank was party to an agreement with the FHLB for long-term debt through their Convertible Select Loan product. The principal amount of the loan was $5,000,000 at December 31, 2009 and had a two-year term and matured on September 17, 2010. The interest rate of 2.75% was fixed for the first year. The loan, at the option of the FHLB, became convertible to an adjustable-rate loan or a fixed rate loan, beginning on September 17, 2009 and quarterly thereafter. The debt was used by the Bank to match-fund a specific commercial loan with similar balance and term.